Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries and benefits, office administration and other expenses	$ 11,596	$ 10,319
Depreciation	397	350
Amortization	57	56
Stock-based compensation expense	1,692	100
Total	13,742	10,825
Stock Options And Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	475	291
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	267	99
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ 950	$ (290)